GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.91%
25,900	American Vanguard Corp	$ 528,619
17,409	Ashland Global Holdings Inc	1,545,397
41,409	Cabot Corp	2,171,488
12,100	Commercial Metals Co	373,164
16,800	Domtar Corp	620,760
8,800	Glatfelter Corp	150,920
6,000	Hawkins Inc	201,120
2,900	HB Fuller Co	182,439
9,321	Ingevity Corp(a)	704,015
5,800	Kaiser Aluminum Corp	640,900
31,000	Mercer International Inc	446,090
20,900	PQ Group Holdings Inc	349,030
5,000	Schnitzer Steel Industries Inc Class A	208,950
84,747	Valvoline Inc	2,209,355
34,371	W R Grace & Co	2,057,448
13,900	Westlake Chemical Partners LP	333,878
		12,723,573
Communications — 2.54%
18,900	Casa Systems Inc(a)	180,117
30,600	Entravision Communications Corp Class A	123,624
3,800	ePlus Inc(a)	378,632
93,516	Gray Television Inc	1,720,694
117,815	Houghton Mifflin Harcourt Co(a)	897,750
8,732	Liberty Broadband Corp Class C(a)	1,311,110
86,101	Liberty Latin America Ltd Class C(a)	1,117,591
51,000	MDC Partners Inc Class A(a)	159,120
24,500	MSG Networks Inc Class A(a)	368,480
4,000	NETGEAR Inc(a)	164,400
4,700	Preformed Line Products Co	323,125
10,800	TEGNA Inc	203,364
60,150	United States Cellular Corp(a)	2,194,272
123,678	Viavi Solutions Inc(a)	1,941,745
		11,084,024
Consumer, Cyclical — 16.07%
17,100	Adient PLC(a)	755,820
22,506	Albany International Corp Class A	1,878,576
13,000	American Eagle Outfitters Inc	380,120
2,800	Asbury Automotive Group Inc(a)	550,200
5,600	Big Lots Inc	382,480
22,700	Blue Bird Corp(a)	568,181
4,000	Brinker International Inc	284,240
28,621	Brunswick Corp	2,729,585
42,100	Cato Corp Class A	505,200
8,200	Century Communities Inc(a)	494,624
10,626	Churchill Downs Inc	2,416,565
56,959	Cooper Tire & Rubber Co	3,188,565
Shares		Fair Value
Consumer, Cyclical — (continued)
47,033	Core-Mark Holding Co Inc	$ 1,819,707
6,245	Cracker Barrel Old Country Store Inc	1,079,636
10,900	Culp Inc	167,751
114,559	Dana Inc	2,787,220
2,100	Dillard's Inc Class A	202,797
21,500	Ethan Allen Interiors Inc	593,615
6,300	Foot Locker Inc	354,375
9,102	Fox Factory Holding Corp(a)	1,156,500
11,200	G-III Apparel Group Ltd(a)	337,568
15,400	Genesco Inc(a)	731,500
40,400	Goodyear Tire & Rubber Co(a)	709,828
6,400	Green Brick Partners Inc(a)	145,152
4,200	Group 1 Automotive Inc	662,718
5,200	H&E Equipment Services Inc	197,600
9,300	Herman Miller Inc	382,695
6,400	Hibbett Sports Inc(a)	440,896
17,300	Hilton Grand Vacations Inc(a)	648,577
13,800	Hooker Furniture Corp	503,148
37,517	IAA Inc(a)	2,068,687
57,000	Interface Inc	711,360
18,800	International Game Technology PLC	301,740
4,000	Jack in the Box Inc	439,120
3,700	Johnson Outdoors Inc Class A	528,175
78,457	KAR Auction Services Inc	1,176,855
45,859	KB Home	2,133,819
25,100	Kimball International Inc Class B	351,400
42,400	Knoll Inc	700,024
7,600	La-Z-Boy Inc	322,848
14,305	LCI Industries	1,892,265
3,300	LGI Homes Inc(a)	492,723
56,473	Liberty Media Corp-Liberty Braves(a)	1,571,079
12,700	M/I Homes Inc(a)	750,189
4,850	Madison Square Garden Entertainment Corp(a)	396,730
6,300	MarineMax Inc(a)	310,968
17,907	Marriott Vacations Worldwide Corp(a)	3,119,041
6,900	Meritage Homes Corp(a)	634,248
21,600	Meritor Inc(a)	635,472
81,755	Methode Electronics Inc	3,432,075
23,200	Michaels Cos Inc(a)	509,008
55,335	Miller Industries Inc	2,555,924
22,000	Motorcar Parts of America Inc(a)	495,000
5,900	Nu Skin Enterprises Inc Class A	312,051
11,000	ODP Corp(a)	476,190
13,800	OneWater Marine Inc Class A(a)	551,448
9,800	PC Connection Inc	454,622
4,300	Penske Automotive Group Inc	345,032
4,800	PetMed Express Inc	168,840
116,568	Qurate Retail Inc Series A	1,370,840
21,400	Resideo Technologies Inc(a)	604,550
3,800	Rocky Brands Inc	205,428

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
12,300	Rush Enterprises Inc Class A	$ 612,909
22,800	ScanSource Inc(a)	682,860
45,075	Skyline Champion Corp(a)	2,040,094
11,600	Sonic Automotive Inc Class A	575,012
7,600	Spirit Airlines Inc(a)	280,440
36,200	Sportsman's Warehouse Holdings Inc(a)	624,088
48,900	Steelcase Inc Class A	703,671
44,000	Suburban Propane Partners LP	652,080
23,100	Taylor Morrison Home Corp(a)	711,711
18,300	Tilly's Inc Class A(a)	207,156
7,100	Travel + Leisure Co	434,236
32,300	Tri Pointe Homes Inc(a)	657,628
65,431	Urban Outfitters Inc(a)	2,433,379
48,600	Vera Bradley Inc(a)	490,860
36,000	Wabash National Corp	676,800
7,900	WESCO International Inc(a)	683,587
9,500	World Fuel Services Corp	334,400
8,000	Zumiez Inc(a)	343,200
		70,217,301
Consumer, Non-Cyclical — 13.63%
70,672	Aaron's Co Inc	1,814,857
7,500	ABM Industries Inc	382,575
84,000	ACCO Brands Corp	708,960
90,699	Alta Equipment Group Inc(a)	1,179,087
8,937	AMN Healthcare Services Inc(a)	658,657
15,600	B&G Foods Inc	484,536
11,600	BGSF Inc	162,400
13,400	Cass Information Systems Inc	620,018
18,040	Catalent Inc(a)	1,899,792
11,900	CBIZ Inc(a)	388,654
10,600	Central Garden & Pet Co(a)	614,906
13,192	CONMED Corp	1,722,743
34,824	Darling Ingredients Inc(a)	2,562,350
105,738	Emerald Holding Inc(a)	583,674
18,812	Emergent BioSolutions Inc(a)	1,747,823
21,100	Ennis Inc	450,485
15,020	Euronet Worldwide Inc(a)	2,077,266
9,100	Franchise Group Inc	328,601
2,800	FTI Consulting Inc(a)	392,308
12,100	GP Strategies Corp(a)	211,145
29,700	H&R Block Inc	647,460
25,300	Hanger Inc(a)	577,346
19,700	Heidrick & Struggles International Inc	703,684
8,090	Helen of Troy Ltd(a)	1,704,239
39,734	Herc Holdings Inc(a)	4,026,246
7,500	Ingles Markets Inc Class A	462,375
41,577	Inmode Ltd(a)	3,008,928
21,007	Insperity Inc	1,759,126
7,932	J & J Snack Foods Corp	1,245,562
28,674	John Wiley & Sons Inc Class A	1,554,131
22,300	Kelly Services Inc Class A(a)	496,621
3,600	Kforce Inc	192,960
55,715	Korn Ferry	3,474,945
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
66,806	Lantheus Holdings Inc(a)	$ 1,427,644
12,900	MEDNAX Inc(a)	328,563
17,000	Natural Grocers by Vitamin Cottage Inc	298,350
106,807	Nomad Foods Ltd(a)	2,932,920
144,419	Primo Water Corp	2,348,253
68,258	Quanex Building Products Corp	1,790,407
9,300	Rent-A-Center Inc	536,238
37,300	Resources Connection Inc	505,042
15,100	Sprouts Farmers Market Inc(a)	401,962
54,180	Supernus Pharmaceuticals Inc(a)	1,418,432
8,000	Taro Pharmaceutical Industries Ltd(a)	590,000
32,800	TrueBlue Inc(a)	722,256
12,087	United Therapeutics Corp(a)	2,021,793
4,700	USANA Health Sciences Inc(a)	458,720
17,000	Vanda Pharmaceuticals Inc(a)	255,340
12,300	Vectrus Inc(a)	657,312
14,200	Village Super Market Inc Class A	334,694
5,800	Weis Markets Inc	327,816
9,721	WEX Inc(a)	2,033,828
102,351	Whole Earth Brands Inc(a)	1,334,657
		59,568,687
Energy — 5.36%
68,100	Berry Corp	375,231
21,300	Bonanza Creek Energy Inc(a)	761,049
14,300	BP Midstream Partners LP	181,038
188,657	ChampionX Corp(a)	4,099,517
5,900	Core Laboratories NV	169,861
6,800	CVR Energy Inc	130,424
15,600	Denbury Inc(a)	747,084
32,089	DMC Global Inc	1,741,149
9,900	Dril-Quip Inc(a)	328,977
79,470	Earthstone Energy Inc Class A(a)	568,211
79,000	Equitrans Midstream Corp	644,640
195,200	Frank's International NV(a)	692,960
12,600	FutureFuel Corp	183,078
8,000	Green Plains Inc(a)	216,560
109,100	Helix Energy Solutions Group Inc(a)	550,955
8,900	HollyFrontier Corp	318,442
165,900	Kosmos Energy Ltd	509,313
48,600	Liberty Oilfield Services Inc Class A	548,694
25,300	Matrix Service Co(a)	331,683
40,414	NextEra Energy Partners LP	2,945,372
193,900	NexTier Oilfield Solutions Inc(a)	721,308
24,300	Noble Midstream Partners LP	352,350
50,400	Northern Oil and Gas Inc(a)	608,832
11,600	Oasis Petroleum Inc	688,924
19,500	Oil States International Inc(a)	117,585
14,000	PDC Energy Inc(a)	481,600
27,400	Penn Virginia Corp(a)	367,160

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Energy — (continued)
34,100	ProPetro Holding Corp(a)	$ 363,506
64,600	Range Resources Corp(a)	667,318
31,500	Rattler Midstream LP	334,845
4,600	REX American Resources Corp(a)	387,182
60,900	Select Energy Services Inc Class A(a)	303,282
30,500	Shell Midstream Partners LP	406,870
41,100	Solaris Oilfield Infrastructure Inc Class A	504,297
15,800	TechnipFMC PLC	121,976
15,300	Warrior Met Coal Inc	262,089
19,600	Whiting Petroleum Corp(a)	694,820
		23,428,182
Financial — 28.60%
7,900	1st Source Corp	375,882
30,423	Agree Realty Corp REIT	2,047,772
1,600	Alexander's Inc REIT	443,680
9,100	AllianceBernstein Holding LP	363,909
17,700	Amalgamated Financial Corp	293,643
32,000	Ambac Financial Group Inc(a)	535,680
29,700	America First Multifamily Investors LP	164,241
16,700	American Equity Investment Life Holding Co	526,551
59,179	Americold Realty Trust REIT	2,276,616
59,207	Ameris Bancorp	3,108,960
13,000	Apollo Commercial Real Estate Finance Inc REIT	181,610
14,100	Argo Group International Holdings Ltd	709,512
31,400	Arlington Asset Investment Corp Class A REIT(a)	126,856
32,400	Associated Banc-Corp	691,416
70,841	Atlantic Union Bankshares Corp	2,717,461
11,900	Axis Capital Holdings Ltd	589,883
68,798	BancorpSouth Bank	2,234,559
16,000	BankUnited Inc	703,200
9,900	Bar Harbor Bankshares	291,258
31,511	Berkshire Hills Bancorp Inc	703,325
4,000	BOK Financial Corp	357,280
12,000	Bridgewater Bancshares Inc(a)	193,800
12,500	Brighthouse Financial Inc(a)	553,125
25,300	Brightsphere Investment Group Inc	515,614
29,200	Brookline Bancorp Inc	438,000
65,825	Bryn Mawr Bank Corp	2,995,696
24,800	Cadence BanCorp	514,104
4,200	Camden National Corp	201,012
57,928	Cannae Holdings Inc(a)	2,295,107
13,200	Cathay General Bancorp	538,296
10,900	Central Pacific Financial Corp	290,812
11,900	CIT Group Inc	612,969
7,600	Civista Bancshares Inc	174,344
7,000	CNB Financial Corp	172,270
26,700	CNO Financial Group Inc	648,543
Shares		Fair Value
Financial — (continued)
60,900	Colony Credit Real Estate Inc REIT	$ 518,868
10,200	Community Trust Bancorp Inc	449,106
19,800	ConnectOne Bancorp Inc	501,930
18,200	Cowen Inc Class A	639,730
23,400	CrossFirst Bankshares Inc(a)	322,686
51,024	CubeSmart REIT	1,930,238
19,700	Customers Bancorp Inc(a)	626,854
91,696	CVB Financial Corp	2,025,565
2,000	Diamond Hill Investment Group Inc	312,020
22,935	Dime Community Bancshares Inc	691,261
13,100	Eagle Bancorp Inc	697,051
65,066	Employers Holdings Inc	2,801,742
2,900	Enstar Group Ltd(a)	715,517
14,600	Equity Bancshares Inc Class A(a)	400,040
6,900	Essent Group Ltd	327,681
2,100	Evercore Inc Class A	276,654
11,700	FB Financial Corp	520,182
26,172	Federal Agricultural Mortgage Corp Class C	2,636,044
17,000	Federated Hermes Inc	532,100
11,300	Financial Institutions Inc	342,277
43,071	First American Financial Corp	2,439,972
64,100	First BanCorp	721,766
14,100	First Busey Corp	361,665
8,200	First Business Financial Services Inc	202,786
18,300	First Financial Bancorp	439,200
11,800	First Financial Corp	531,118
25,500	First Hawaiian Inc	697,935
7,700	First Internet Bancorp	271,271
19,600	First Midwest Bancorp Inc	429,436
17,100	First of Long Island Corp	363,375
32,400	Flushing Financial Corp	687,852
41,400	FNB Corp	525,780
2,800	FS Bancorp Inc	188,160
35,300	Fulton Financial Corp	601,159
8,600	Global Indemnity Group LLC Class A	254,904
15,200	Granite Point Mortgage Trust Inc REIT	181,944
28,800	Great Ajax Corp REIT	313,920
9,200	Great Southern Bancorp Inc	521,364
22,000	Great Western Bancorp Inc	666,380
29,100	Greenhill & Co Inc	479,568
17,200	Hancock Whitney Corp	722,572
34,400	Hanmi Financial Corp	678,712
5,200	Hanover Insurance Group Inc	673,192
7,800	Hilltop Holdings Inc	266,214
109,868	Home BancShares Inc	2,971,929
11,800	HomeStreet Inc	520,026
8,600	HomeTrust Bancshares Inc	209,410
40,800	Hope Bancorp Inc	614,448
14,200	Horace Mann Educators Corp	613,582
19,600	Horizon Bancorp Inc	364,168
5,900	International Bancshares Corp	273,878

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
31,300	Investors Bancorp Inc	$ 459,797
7,000	James River Group Holdings Ltd	319,340
25,700	Lakeland Bancorp Inc	447,951
14,900	Lazard Ltd Class A	648,299
7,200	Live Oak Bancshares Inc	493,128
22,100	Luther Burbank Corp	261,443
28,469	McGrath RentCorp	2,296,025
11,400	Mercantile Bank Corp	370,158
11,400	Meridian Bancorp Inc	209,988
69,754	Meta Financial Group Inc	3,160,554
6,600	Metropolitan Bank Holding Corp(a)	332,376
38,300	MFA Financial Inc REIT	155,881
21,600	Midland States Bancorp Inc	599,184
9,100	MidWestOne Financial Group Inc	281,827
2,600	National Western Life Group Inc Class A	647,400
39,000	Navient Corp	558,090
18,600	Northfield Bancorp Inc	296,112
4,400	Northrim BanCorp Inc	187,044
117,856	OceanFirst Financial Corp	2,821,473
9,900	Orrstown Financial Services Inc	220,770
18,300	PacWest Bancorp	698,145
14,900	Peapack-Gladstone Financial Corp	460,112
18,100	Pebblebrook Hotel Trust REIT	439,649
5,700	Peoples Bancorp Inc	189,069
36,505	Pinnacle Financial Partners Inc	3,236,533
59,444	Popular Inc	4,180,102
7,100	Preferred Bank	452,128
11,200	Premier Financial Corp	372,512
18,800	Primis Financial Corp(a)	273,352
19,800	ProAssurance Corp	529,848
30,513	PROG Holdings Inc	1,320,908
32,514	Prosperity Bancshares Inc	2,434,973
20,000	Provident Financial Services Inc	445,600
18,800	Radian Group Inc	437,100
14,500	RBB Bancorp	293,915
4,000	RE/MAX Holdings Inc Class A	157,560
6,200	Republic Bancorp Inc Class A	274,598
41,188	Rexford Industrial Realty Inc REIT	2,075,875
16,200	RMR Group Inc Class A	661,122
18,400	S&T Bancorp Inc	616,400
5,300	Sandy Spring Bancorp Inc	230,179
16,600	Seritage Growth Properties REIT Class A(a)	304,610
6,500	Sierra Bancorp	174,200
5,500	Simmons First National Corp Class A	163,185
47,300	SiriusPoint Ltd(a)	481,041
33,000	SLM Corp	593,010
26,577	South State Corp	2,086,560
5,600	Southern Missouri Bancorp Inc	220,752
54,655	STAG Industrial Inc REIT	1,836,954
Shares		Fair Value
Financial — (continued)
17,900	State Auto Financial Corp	$ 352,809
12,500	Stewart Information Services Corp	650,375
48,611	Stifel Financial Corp	3,114,021
15,400	Synovus Financial Corp	704,550
6,300	Territorial Bancorp Inc	166,698
9,700	Texas Capital Bancshares Inc(a)	687,924
17,100	Towne Bank	519,840
13,800	TPG RE Finance Trust Inc REIT	154,560
4,700	TriCo Bancshares	222,639
15,500	TriState Capital Holdings Inc(a)	357,430
52,103	Triumph Bancorp Inc(a)	4,032,251
70,000	TrustCo Bank Corp NY	515,900
5,700	Trustmark Corp	191,862
24,900	Umpqua Holdings Corp	436,995
13,200	Univest Financial Corp	377,388
20,800	Valley National Bancorp	285,792
19,900	Victory Capital Holdings Inc Class A	508,644
22,400	Washington Federal Inc	689,920
6,700	Washington Trust Bancorp Inc	345,921
11,800	Webster Financial Corp	650,298
51,902	Wintrust Financial Corp	3,934,172
		124,949,039
Industrial — 18.81%
16,000	AAR Corp	666,400
2,700	Acuity Brands Inc	445,500
17,064	Advanced Energy Industries Inc	1,862,877
43,951	Aecom(a)	2,817,699
14,983	Aerojet Rocketdyne Holdings Inc	703,602
20,129	Alamo Group Inc	3,143,143
47,693	Altra Industrial Motion Corp	2,638,377
20,182	American Woodmark Corp(a)	1,989,542
9,500	Apogee Enterprises Inc	388,360
56,763	Arcosa Inc	3,694,704
55,500	Armstrong Flooring Inc(a)	271,395
13,559	Armstrong World Industries Inc	1,221,530
21,599	Atkore Inc(a)	1,552,968
15,200	Avnet Inc	630,952
29,611	AZZ Inc	1,490,914
16,200	Belden Inc	718,794
7,700	Boise Cascade Co	460,691
28,064	BWX Technologies Inc	1,850,540
11,600	Cactus Inc Class A	355,192
23,614	Clean Harbors Inc(a)	1,984,993
47,360	Columbus McKinnon Corp	2,498,714
7,600	Comfort Systems USA Inc	568,252
23,900	Comtech Telecommunications Corp	593,676
4,000	Crane Co	375,640
20,900	DXP Enterprises Inc(a)	630,553
8,700	Encore Wire Corp	584,031
3,500	Energizer Holdings Inc	166,110

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
7,700	EnerSys	$ 699,160
6,900	EnPro Industries Inc	588,363
8,100	Flowserve Corp	314,361
27,600	Fluor Corp(a)	637,284
3,900	Forward Air Corp	346,359
42,229	frontdoor Inc(a)	2,269,809
150,397	Genco Shipping & Trading Ltd	1,516,002
54,200	GrafTech International Ltd	662,866
10,200	Graham Corp	145,248
44,100	Great Lakes Dredge & Dock Corp(a)	642,978
15,100	Greenbrier Cos Inc	713,022
7,500	Griffon Corp	203,775
14,500	Hillenbrand Inc	691,795
10,700	Hoegh LNG Partners LP	155,578
5,300	Hyster-Yale Materials Handling Inc	461,736
10,416	John Bean Technologies Corp	1,388,869
19,550	Kadant Inc	3,616,945
21,500	KBR Inc	825,385
8,500	Kennametal Inc	339,745
61,848	Kimball Electronics Inc(a)	1,595,678
7,167	Littelfuse Inc	1,895,241
5,900	Masonite International Corp(a)	679,916
7,900	Matson Inc	526,930
79,865	MDU Resources Group Inc	2,524,533
5,700	Moog Inc Class A	473,955
8,600	Mueller Industries Inc	355,610
25,100	Mueller Water Products Inc Class A	348,639
5,100	MYR Group Inc(a)	365,517
5,000	National Presto Industries Inc	510,350
4,900	NVE Corp	343,490
1,900	Plexus Corp(a)	174,496
9,900	Powell Industries Inc	335,313
19,200	Primoris Services Corp	636,096
86,541	Pure Cycle Corp(a)	1,161,380
40,052	Raven Industries Inc	1,535,193
14,900	Sanmina Corp(a)	616,562
7,400	Schneider National Inc Class B	184,778
23,600	Star Group LP	249,924
15,400	Sterling Construction Co Inc(a)	357,280
13,710	SYNNEX Corp	1,574,456
3,160	Technip Energies NV Sponsored ADR(a)	47,305
32,300	Thermon Group Holdings Inc(a)	629,527
21,300	Tredegar Corp	319,713
55,403	TriMas Corp(a)	1,679,819
10,900	Trinseo SA	694,003
151,195	TTM Technologies Inc(a)	2,192,327
28,600	Tutor Perini Corp(a)	541,970
38,208	UFP Industries Inc	2,897,695
14,100	Universal Logistics Holdings Inc	370,971
4,100	US Ecology Inc(a)	170,724
2,600	Valmont Industries Inc	617,942
Shares		Fair Value
Industrial — (continued)
120,180	Vertiv Holdings Co	$ 2,403,600
27,400	Vishay Intertechnology Inc	659,792
54,636	Vontier Corp(a)	1,653,832
4,900	Worthington Industries Inc	328,741
		82,177,727
Technology — 6.35%
42,455	ACI Worldwide Inc(a)	1,615,413
162,163	Allscripts Healthcare Solutions Inc(a)	2,434,877
5,263	BM Technologies Inc(a)	61,314
24,268	Cognyte Software Ltd(a)	674,893
22,689	Concentrix Corp(a)	3,396,997
36,584	CSG Systems International Inc	1,642,256
26,300	Diebold Nixdorf Inc(a)	371,619
8,400	Diodes Inc(a)	670,656
105,526	Donnelley Financial Solutions Inc(a)	2,936,789
12,100	Ebix Inc	387,563
6,500	Insight Enterprises Inc(a)	620,230
75,638	Perspecta Inc	2,197,284
55,400	Photronics Inc(a)	712,444
26,951	Science Applications International Corp	2,252,834
16,300	Super Micro Computer Inc(a)	636,678
11,700	Sykes Enterprises Inc(a)	515,736
92,148	Tower Semiconductor Ltd(a)	2,583,830
87,918	Unisys Corp(a)	2,234,876
24,268	Verint Systems Inc(a)	1,103,951
32,300	Xperi Holding Corp	703,171
		27,753,411
Utilities — 2.28%
42,044	ALLETE Inc	2,824,936
15,700	Avista Corp	749,675
35,234	NorthWestern Corp	2,297,257
15,800	Otter Tail Corp	729,486
13,600	PNM Resources Inc	667,080
14,400	Portland General Electric Co	683,568
27,300	South Jersey Industries Inc	616,434
9,700	Southwest Gas Holdings Inc	666,487
9,500	Spire Inc	701,955
		9,936,878
TOTAL COMMON STOCK — 96.55% (Cost $292,085,922)		$421,838,822
TOTAL INVESTMENTS — 96.55% (Cost $292,085,922)		$421,838,822
OTHER ASSETS & LIABILITIES, NET — 3.45%		$15,075,333
TOTAL NET ASSETS — 100.00%		$436,914,155

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Schedule of Investments
As of March 31, 2021 (Unaudited)
(a)	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND (FORMERLY GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2021

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, 100% of the Fund’s investments are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2021